Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method Text Block Abstract
Schedule of shareholder's composition
	As of December 31, 2022
Corporate Name or Shareholders’s name	Number of Shares	% of Equity Holding
LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banco Santander on behalf foreign investors	5,152,721,486	5.101%
Banchile Corredores de Bolsa S.A.	5,136,168,146	5.084%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
Banco de Chile on behalf State Street	4,578,821,545	4.533%
Banco de Chile on behalf of non-resident third parties	4,469,302,412	4.424%
Banco de Chile on behalf Citibank New York	2,114,554,951	2.093%
Ever Chile SPA	1,888,369,814	1.869%
Inversiones Avenida Borgoño SPA	1,190,565,316	1.179%
Ever 1 BAE SPA	1,166,584,950	1.155%
Larraín Vial S.A. Corredora de Bolsa	992,600,803	0.983%
J P Morgan Chase Bank	912,758,708	0.904%
Banco Santander Chile	727,463,267	0.720%
A.F.P Cuprum S.A. for A Fund	665,713,252	0.659%
A.F.P Habitat S.A. for A Fund	574,953,861	0.569%
BCI Corredores de Bolsa S.A.	520,057,341	0.515%
Valores Security S.A. Corredores de Bolsa	516,590,290	0.511%
Inversiones CDP SPA	487,744,912	0.483%
A.F.P Capital S.A. for A Fund	475,086,799	0.470%
Santander S.A. Corredores de Bolsa Limitada	462,028,745	0.457%
Subtotal	83,702,363,941	82.860%
Others shareholders	17,314,717,173	17.140%
Total	101,017,081,114	100.000%

	As of December 31, 2021
Corporate Name or Shareholders’s name	Number of Shares	% of Equity Holding
LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banchile Corredores de Bolsa S.A.	5,745,082,033	5.687%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
Banco Santander on behalf foreign investors	4,562,248,706	4.516%
Banco de Chile on behalf State Street	3,654,038,675	3.617%
Banco de Chile on behalf of non-resident third parties	3,528,713,024	3.493%
Ever Chile SPA	2,201,574,554	2.179%
Ever 1 BAE SPA	2,104,584,950	2.083%
Banco de Chile on behalf Citibank New York	2,053,637,155	2.033%
Inversiones Aspen Ltda.	1,594,040,870	1.578%
Inversiones Avenida Borgoño SPA	1,190,565,316	1.179%
Larraín Vial S.A. Corredora de Bolsa	1,085,751,023	1.075%
J P Morgan Chase Bank	1,063,239,108	1.053%
A.F.P Habitat S.A. for A Fund	611,001,048	0.605%
Santander S.A. Corredores de Bolsa Limitada	586,905,632	0.581%
BCI Corredores de Bolsa S.A.	540,263,012	0.535%
Inversiones CDP SPA	487,744,912	0.483%
Valores Security S.A. Corredores de Bolsa	473,695,265	0.469%
BICE Inversiones Corredores de Bolsa S.A.	462,020,571	0.457%
A.F.P Cuprum S.A. for A Fund	457,880,375	0.453%
Subtotal	84,073,263,572	83.226%
Others shareholders	16,943,817,542	16.774%
Total	101,017,081,114	100.000%

Schedule of share movements
Total
Ordinary Shares
Total shares as of December 31, 2020	101,017,081,114

Total shares as of December 31, 2021	101,017,081,114

Total shares as of December 31, 2022	101,017,081,114

Schedule of the income and share data used in the calculation of EPS
	As of December 31,
	2022	2021	2020
Basic earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,445,799	1,056,316	401,629
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earning per shares (in Chilean pesos)	14.31	10.46	3.98
Diluted earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,445,799	1,056,316	401,629
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Assumed conversion of convertible debt	—	—	—
Adjusted number of shares	101,017,081,114	101,017,081,114	101,017,081,114
Diluted earnings per share (in Chilean pesos)	14.31	10.46	3.98

Schedule of changes of accumulated other comprehensive income
	Elements that will not be reclassified in profit or loss				Elements that can be reclassified in profit or loss
	New measurements of net defined benefit liability and actuarial results for other employee benefit plans	Fair value changes of equity instruments designated as at fair value through other comprehensive income	Income tax	Subtotal	Fair value changes of financial assets at fair value through other comprehensive income	Cash flow accounting hedge	Participation in other comprehensive income of entities registered under the equity method	Income tax	Subtotal	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1, 2020	—	6,181	(1,603)	4,578	13,857	(81,040)	(19)	18,523	(48,679)	(44,101)
Other comprehensive income for the period	—	(862)	233	(629)	(7,675)	10,358	(4)	(725)	1,954	1,325
Balances as of December 31, 2020	—	5,319	(1,370)	3,949	6,182	(70,682)	(23)	17,798	(46,725)	(42,776)

Opening balances as of January 1, 2021	—	5,319	(1,370)	3,949	6,182	(70,682)	(23)	17,798	(46,725)	(42,776)
Other comprehensive income for the period	—	(1,196)	254	(942)	(51,650)	182,376	2	(45,393)	85,335	84,393
Balances as of December 31, 2021	—	4,123	(1,116)	3,007	(45,468)	111,694	(21)	(27,595)	38,610	41,617

Opening balances as of January 1, 2022	—	4,123	(1,116)	3,007	(45,468)	111,694	(21)	(27,595)	38,610	41,617
Other comprehensive income for the period	(130)	179	(12)	37	48,076	(215,476)	(169)	58,977	(108,592)	(108,555)
Reclassifications from reserves	(208)	—	57	(151)	(2,340)	—	—	—	(2,340)	(2,491)

Balances as of December 31, 2022	(338)	4,302	(1,071)	2,893	268	(103,782)	(190)	31,382	(72,322)	(69,429)